Related Party Transactions - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Management Compensation [Abstract]
Share-based compensation	$ 3,054	$ 4,029
Salaries and benefits	1,704	1,069
Professional fees	552	602
Key management compensation	$ 5,310	$ 5,700